UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3518

Fidelity Newbury Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Tax-Exempt Money Market Fund (formerly Tax-Exempt Fund)

January 31, 2016

DTE-QTLY-0316
1.813077.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 A, 0.03% 2/1/16, VRDN (a)	$7,700	$7,700
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.03% 2/1/16, VRDN (a)	2,000	2,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.02% 2/5/16, LOC Bayerische Landesbank, VRDN (a)	4,655	4,655
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.02% 2/1/16, VRDN (a)	7,200	7,200
Univ. of Alabama at Birmingham Hosp. Rev.:
Series 2012 B, 0.01% 2/5/16, LOC Bank of America NA, VRDN (a)	9,750	9,750
Series 2012 C, 0.01% 2/5/16, LOC PNC Bank NA, VRDN (a)	23,700	23,700
		55,005
Alaska - 0.8%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.01% 2/5/16, LOC MUFG Union Bank NA, VRDN (a)	40,325	40,325
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.01% 2/5/16 (ConocoPhillips Co. Guaranteed), VRDN (a)	23,400	23,400
(Exxon Pipeline Co. Proj.) Series 1985, 0.01% 2/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	14,245	14,245
		77,970
Arizona - 0.9%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.02% 2/5/16, LOC JPMorgan Chase Bank, VRDN (a)	28,865	28,865
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 0.01% 2/5/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	12,050	12,050
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 0.2% 2/5/16, VRDN (a)	1,500	1,500
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.2% 2/5/16, VRDN (a)	6,125	6,125
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)	7,500	7,500
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.03% 2/5/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	3,625	3,625
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.03% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	8,000	8,000
Series MS 3078, 0.01% 2/5/16 (Liquidity Facility Cr. Suisse AG) (a)(b)	4,500	4,500
Series Putters XM0009, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,120	2,120
Series ROC II R 11980 X, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	2,100	2,100
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.02% 2/5/16, LOC Bank of America NA, VRDN (a)	8,470	8,470
		84,855
California - 2.1%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 14 0005, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	4,200	4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.03% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	9,110	9,110
California Health Facilities Fing. Auth. Rev. Participating VRDN Series 15 XF0120, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,600	2,600
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 E, 0.01% 2/1/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	4,390	4,390
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.02% 2/5/16, LOC Bank of America NA, VRDN (a)	15,300	15,300
California Statewide Cmntys. Dev. Auth. Rev. (John Muir Health Proj.) Series 2008 A, 0.01% 2/1/16, LOC Wells Fargo Bank NA, VRDN (a)	1,825	1,825
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.01% 2/5/16, LOC Citibank NA, VRDN (a)	46,460	46,460
Irvine Unified School District Cmnty. Facilities District Series 2014 C, 0.01% 2/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,450	9,450
Los Angeles Cmnty. College District Participating VRDN Series MS 3096, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,350	1,350
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2002 A5, 0.01% 2/5/16 (Liquidity Facility Citibank NA), VRDN (a)	34,000	34,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.02% 2/5/16, LOC Bank of America NA, VRDN (a)	9,745	9,745
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.01% 2/5/16, LOC Bank of America NA, VRDN (a)	24,950	24,950
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,315	6,315
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	1,000	1,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	1,405	1,405
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.02% 2/5/16, LOC Freddie Mac, VRDN (a)	7,900	7,900
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,000	10,000
Series Putters 3365, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,055	4,055
		205,425
Colorado - 0.4%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.12% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	4,665	4,665
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,280	6,280
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.12% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	6,420	6,420
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.11% 2/5/16, LOC BNP Paribas SA, VRDN (a)	2,900	2,900
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.01% 2/5/16, LOC Bank of America NA, VRDN (a)	11,725	11,725
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.01% 2/5/16 (Liquidity Facility Royal Bank of Canada) (a)(b)	7,200	7,200
		39,190
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series MT 842, 0.01% 2/5/16 (Liquidity Facility Bank of America NA) (a)(b)	2,000	2,000
Connecticut Hsg. Fin. Auth.:
Series 2009 A1, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,000	6,000
Series 2009 A2, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,400	5,400
		13,400
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.2% 2/5/16, VRDN (a)	3,500	3,500
Series 1999 A, 0.07% 2/5/16, VRDN (a)	6,000	6,000
		9,500
District Of Columbia - 1.3%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	9,000	9,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Park 7 at Minnesota Benning Proj.) Series 2012, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)	7,000	7,000
(Pentacle Apts. Proj.) Series 2008, 0.03% 2/5/16, LOC Freddie Mac, VRDN (a)	3,350	3,350
District of Columbia Income Tax Rev. Participating VRDN:
Series BC 13 15U, 0.03% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	4,200	4,200
Series EGL 14 0039, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	6,190	6,190
Series Putters 3369, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,500	5,500
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.07% 2/5/16, LOC Bank of America NA, VRDN (a)	965	965
(American Society for Microbiology Proj.) Series 1999 A, 0.02% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	10,810	10,810
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.01% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	10,425	10,425
(The AARP Foundation Proj.) Series 2004, 0.02% 2/5/16, LOC Bank of America NA, VRDN (a)	13,000	13,000
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.02% 2/5/16, LOC Branch Banking & Trust Co., VRDN (a)	8,300	8,300
(Washington Drama Society, Inc. Proj.) Series 2008, 0.01% 2/5/16, LOC JPMorgan Chase Bank, VRDN (a)	28,390	28,390
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.01% 2/5/16, LOC Royal Bank of Canada, VRDN (a)	13,100	13,100
		120,230
Florida - 2.3%
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 14 0008, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	29,585	29,585
Series MS 3059, 0.01% 2/5/16 (Liquidity Facility Cr. Suisse AG) (a)(b)	5,615	5,615
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.01% 2/5/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	5,500	5,500
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.03% 2/5/16, LOC Fannie Mae, VRDN (a)	1,260	1,260
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	875	875
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2015 XM0027, 0.01% 2/5/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)	5,000	5,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.01% 2/1/16, VRDN (a)	4,500	4,500
Miami-Dade County Series 2014 A, 0.01% 2/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	20,220	20,220
North Broward Hosp. District Rev.:
Series 2005 A, 0.02% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	14,400	14,400
0.02% 2/5/16, LOC Northern Trust Co., VRDN (a)	6,705	6,705
Orange County Health Facilities Auth. Rev.:
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.02% 2/5/16, LOC Branch Banking & Trust Co., VRDN (a)	2,430	2,430
(The Nemours Foundation Proj.) Series 2009 B, 0.01% 2/5/16, LOC Northern Trust Co., VRDN (a)	27,475	27,475
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.01% 2/5/16, LOC Northern Trust Co., VRDN (a)	8,000	8,000
(Planned Parenthood Proj.) Series 2002, 0.01% 2/5/16, LOC Northern Trust Co., VRDN (a)	2,600	2,600
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.02% 2/5/16, LOC Northern Trust Co., VRDN (a)	13,190	13,190
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	6,930	6,930
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series 15 XF0085, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,040	4,040
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 0.02% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	1,100	1,100
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.03% 2/5/16, LOC Freddie Mac, VRDN (a)	9,850	9,850
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 B, 0.01% 2/5/16, LOC Bank of New York, New York, VRDN (a)	46,205	46,205
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.03% 2/5/16, LOC Fannie Mae, VRDN (a)	5,665	5,665
		221,145
Georgia - 1.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.2% 2/1/16, VRDN (a)	8,000	8,000
Second Series 1995, 0.18% 2/1/16, VRDN (a)	7,600	7,600
Series 2013, 0.17% 2/5/16, VRDN (a)	26,600	26,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.01% 2/5/16, LOC Bank of America NA, VRDN (a)	15,600	15,600
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.18% 2/1/16, VRDN (a)	1,000	1,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.02% 2/5/16, LOC Freddie Mac, VRDN (a)	19,675	19,675
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One) Series 2008 B, 0.01% 2/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	21,225	21,225
Series 1985 B, 0.01% 2/5/16, LOC Barclays Bank PLC, VRDN (a)	27,245	27,245
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.02% 2/5/16, LOC Branch Banking & Trust Co., VRDN (a)	8,300	8,300
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 2/5/16, VRDN (a)	10,500	10,500
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.01% 2/5/16, LOC Northern Trust Co., VRDN (a)	16,875	16,875
		162,620
Hawaii - 0.4%
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,665	4,665
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)	10,000	10,000
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	5,550	5,550
Tender Option Bond Trust Receipts Participating VRDN Series 15 XM0080, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	7,960	7,960
		33,175
Illinois - 7.2%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.03% 2/5/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	10,600	10,600
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.02% 2/5/16, LOC Barclays Bank PLC, VRDN (a)	39,100	39,100
Chicago Wtr. Rev.:
Series 2000, 0.04% 2/5/16, LOC JPMorgan Chase Bank, VRDN (a)	6,600	6,600
Series 2000-1, 0.04% 2/5/16, LOC JPMorgan Chase Bank, VRDN (a)	11,300	11,300
Series 2004 A1, 0.04% 2/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	26,745	26,745
Series 2004 A2, 0.04% 2/5/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	27,860	27,860
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.01% 2/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,150	17,150
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.01% 2/5/16, LOC Barclays Bank PLC, VRDN (a)	11,890	11,890
Series 2008 B, 0.01% 2/5/16, LOC Barclays Bank PLC, VRDN (a)	11,890	11,890
(OSF Healthcare Sys. Proj.):
Series 2007 E, 0.01% 2/5/16, LOC Barclays Bank PLC, VRDN (a)	70,000	70,000
Series 2009 C, 0.02% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	6,000	6,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.01% 2/5/16, LOC Northern Trust Co., VRDN (a)	24,700	24,700
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.01% 2/5/16, LOC PNC Bank NA, VRDN (a)	15,165	15,165
(Trinity Int'l. Univ. Proj.) Series 2009, 0.01% 2/5/16, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	8,500	8,500
Participating VRDN:
Series BC 11 16B, 0.03% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,950	3,950
Series MS 3332, 0.13% 2/5/16 (Liquidity Facility Cr. Suisse AG) (a)(b)	400	400
Series Putters 3288Z, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,960	2,960
0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	3,000	3,000
Series 2007 F, 0.01% 2/5/16, LOC Barclays Bank PLC, VRDN (a)	55,000	55,000
Series 2011 B:
0.01% 2/1/16, LOC Wells Fargo Bank NA, VRDN (a)	3,060	3,060
0.01% 2/5/16, LOC PNC Bank NA, VRDN (a)	22,450	22,450
Illinois Gen. Oblig.:
Series 2003 B, 0.01% 2/5/16, LOC JPMorgan Chase Bank, VRDN (a)	71,600	71,600
Series 2003 B2, 0.02% 2/5/16, LOC PNC Bank NA, VRDN (a)	21,000	21,000
Series 2003 B3, 0.02% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	53,200	53,200
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.01% 2/5/16, LOC JPMorgan Chase Bank, VRDN (a)	22,170	22,170
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)	17,400	17,400
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Participating VRDN:
Series 15 XF2202, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	1,150	1,150
Series 15 ZM0120, 0.03% 2/5/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)	3,100	3,100
Series 2007 A 1B, 0.01% 2/5/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	30,000	30,000
Series 2007 A-2A, 0.01% 2/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	10,600	10,600
Series 2007 A1, 0.01% 2/5/16, LOC Citibank NA, VRDN (a)	57,100	57,100
Univ. of Illinois Rev. Series 2008, 0.01% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	31,425	31,425
		697,065
Indiana - 2.0%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.1% 2/5/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,000	2,000
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.01% 2/5/16, LOC Mizuho Bank Ltd., VRDN (a)	29,250	29,250
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 B, 0.02% 2/5/16, LOC JPMorgan Chase Bank, VRDN (a)	38,495	38,495
Series 2008 F, 0.02% 2/5/16, LOC Bank of New York, New York, VRDN (a)	1,500	1,500
Series 2008 G, 0.02% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	19,150	19,150
Series 2008 I, 0.02% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	16,765	16,765
Series 2008 J, 0.02% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	10,195	10,195
Indiana Fin. Auth. Hosp. Rev. (Indiana Univ. Health Obligated Group Proj.) Series 2011 E, 0.02% 2/5/16, LOC Bank of America NA, VRDN (a)	13,255	13,255
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E8, 0.01% 2/5/16, VRDN (a)	12,200	12,200
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN:
Series 2015 XF0090, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,950	3,950
Series ROC II R 11160, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	13,785	13,785
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2016 B, 0.01% 2/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,030	3,030
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.01% 2/5/16, LOC Bank of Nova Scotia, VRDN (a)	28,500	28,500
		192,075
Iowa - 1.3%
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 0.01% 2/5/16, LOC MUFG Union Bank NA, VRDN (a)	17,240	17,240
Series 2013 B2, 0.01% 2/5/16, LOC MUFG Union Bank NA, VRDN (a)	11,200	11,200
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.01% 2/5/16 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	58,215	58,215
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.04% 2/5/16, VRDN (a)	24,400	24,400
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.04% 2/5/16, LOC Northern Trust Co., VRDN (a)	6,195	6,195
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.) Series 2007, 0.03% 2/1/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)	11,970	11,970
		129,220
Kentucky - 0.1%
Louisville & Jefferson County Series 2013 C, 0.02% 2/5/16, LOC PNC Bank NA, VRDN (a)	8,000	8,000
Louisiana - 2.1%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 0.01% 2/1/16, VRDN (a)	10,600	10,600
JPMorgan Chase Participating VRDN Series Putters 16 5006, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	10,400	10,400
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	23,965	23,965
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.06% 2/5/16, LOC Bank of America NA, VRDN (a)	7,200	7,200
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.4% 2/5/16, VRDN (a)	15,680	15,680
Series 2010 B1, 0.35% 2/5/16, VRDN (a)	4,720	4,720
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.01% 2/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	13,100	13,100
Series 2010 B, 0.01% 2/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,700	19,700
Series 2010, 0.01% 2/5/16, LOC Mizuho Bank Ltd., VRDN (a)	75,000	75,000
Series 2011, 0.01% 2/5/16, LOC Bank of Nova Scotia, VRDN (a)	20,000	20,000
		200,365
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.01% 2/5/16, LOC JPMorgan Chase Bank, VRDN (a)	19,760	19,760
Maryland - 0.4%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.02% 2/5/16, LOC MUFG Union Bank NA, VRDN (a)	9,400	9,400
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.01% 2/5/16, LOC Bank of America NA, VRDN (a)	23,300	23,300
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,970	1,970
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2004 C, 0.02% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	2,270	2,270
		36,940
Massachusetts - 0.2%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 15 002, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	10,285	10,285
Series RBC O 72, 0.01% 2/5/16 (Liquidity Facility Royal Bank of Canada) (a)(b)	8,540	8,540
Massachusetts St. Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,200	1,200
		20,025
Michigan - 0.5%
Grand Traverse County Hosp. Series 2011 B, 0.04% 2/5/16, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.01% 2/5/16, LOC Bank of America NA, VRDN (a)	13,715	13,715
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) Series 2005 F, 0.01% 2/5/16, VRDN (a)	7,315	7,315
Participating VRDN Series ROC II R 11676, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	9,950	9,950
Univ. of Michigan Rev. Series 2012 D2, 0.01% 2/5/16, VRDN (a)	13,350	13,350
		49,330
Minnesota - 0.8%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.03% 2/5/16, LOC Freddie Mac, VRDN (a)	1,965	1,965
Hennepin County Gen. Oblig. Series 2013 C, 0.01% 2/5/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	10,420	10,420
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C1, 0.01% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	16,775	16,775
Series 2007 C2, 0.02% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	3,605	3,605
Series 2009 B1, 0.01% 2/1/16, LOC JPMorgan Chase Bank, VRDN (a)	5,800	5,800
Minnesota Gen. Oblig. Participating VRDN:
Series Putters 3844 Q, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,860	6,860
Series Putters 3845, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.01% 2/5/16, LOC Fannie Mae, VRDN (a)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.03% 2/5/16, LOC Freddie Mac, VRDN (a)	7,880	7,880
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.03% 2/5/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	5,195	5,195
		77,850
Mississippi - 0.6%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.01% 2/1/16, VRDN (a)	27,095	27,095
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 A, 0.01% 2/1/16 (Chevron Corp. Guaranteed), VRDN (a)	8,000	8,000
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.02% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	6,100	6,100
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.02% 2/5/16, LOC Bank of America NA, VRDN (a)	3,375	3,375
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	7,360	7,360
Series ROC II-R 11987, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	6,300	6,300
		58,230
Missouri - 0.7%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.):
Series 2008 A1, 0.01% 2/1/16, LOC Wells Fargo Bank NA, VRDN (a)	1,500	1,500
Series 2008 B1, 0.01% 2/1/16, LOC Barclays Bank PLC, VRDN (a)	7,140	7,140
Participating VRDN:
Series EGL 07 0001, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	18,470	18,470
Series Putters 3929, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C3, 0.01% 2/5/16, VRDN (a)	11,900	11,900
Saint Louis Indl. Dev. Auth. (Saint Luke's Plaza Apts. Proj.) Series 2009, 0.03% 2/5/16 (Liquidity Facility Freddie Mac), VRDN (a)	2,100	2,100
St. Charles County Pub. Wtr. Sup Series 2011, 0.01% 2/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	18,260	18,260
		62,155
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.01% 2/5/16 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	10,860	10,860
Nevada - 1.9%
Clark County Arpt. Rev. Series 2008 D 2A, 0.01% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	6,900	6,900
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	6,395	6,395
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.01% 2/5/16, LOC MUFG Union Bank NA, VRDN (a)	18,650	18,650
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,000	6,000
Series Putters 3489Z, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	11,965	11,965
Reno Cap. Impt. Rev. Series 2005 A, 0.02% 2/5/16, LOC Bank of America NA, VRDN (a)	54,400	54,400
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 B, 0.01% 2/5/16, LOC MUFG Union Bank NA, VRDN (a)	40,175	40,175
Series 2009 A, 0.01% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	22,015	22,015
Series 2009 B, 0.01% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	13,560	13,560
		180,060
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.13% 2/5/16, VRDN (a)	7,400	7,400
New York - 16.6%
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.02% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,000	3,000
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.01% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	12,725	12,725
Nassau Health Care Corp. Rev. Series 2009 C1, 0.02% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	13,615	13,615
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 14 0013, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,350	3,350
Series ROC II R 14045, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	3,000	3,000
Series 2004 A2, 0.01% 2/5/16, LOC Bank of America NA, VRDN (a)	13,800	13,800
Series 2004 H3, 0.01% 2/5/16, LOC California Pub. Employees Retirement Sys., VRDN (a)	8,100	8,100
Series 2006 I4, 0.01% 2/1/16 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	34,525	34,525
Series 2008 J10, 0.01% 2/5/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	66,735	66,735
Series 2009 B3, 0.01% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	16,200	16,200
Series 2010 G4, 0.01% 2/5/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	40,200	40,200
Series 2011 A4, 0.01% 2/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	12,500	12,500
Series 2012 G, 0.01% 2/5/16 (Liquidity Facility Citibank NA), VRDN (a)	12,200	12,200
Series 2012 G3, 0.01% 2/5/16 (Liquidity Facility Citibank NA), VRDN (a)	95,100	95,100
Series 2013 A4, 0.01% 2/5/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	29,910	29,910
Series 2014 D3, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,400	8,400
Series 2015 F4, 0.01% 2/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	11,900	11,900
Series 2015 F5, 0.01% 2/1/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	18,300	18,300
Series 2015 F6, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	11,800	11,800
Series H2, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,000	2,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Bruckner by the Bridge Proj.) Series 2008 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)	10,000	10,000
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)	14,100	14,100
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(1133 Manhattan Ave. Dev. Proj.) Series 2012 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)	13,330	13,330
(90 West Street Proj.) Series 2006 A, 0.01% 2/5/16, LOC Fannie Mae, VRDN (a)	13,600	13,600
(Queenswood Apts. Proj.) Series 2001 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)	9,500	9,500
Series 2009 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)	12,200	12,200
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 10 29W, 0.02% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	10,000	10,000
Series BC 13 16U, 0.02% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,000	1,000
Series BC 13 3WX, 0.02% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	10,790	10,790
Series EGL 06 69 Class A, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	16,270	16,270
Series Putters 3223, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	330	330
Series Putters 3496Z, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,020	7,020
Series ROC II R 11930, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	9,715	9,715
Series 2008 B1, 0.01% 2/5/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	24,000	24,000
Series 2008 B3, 0.01% 2/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	21,700	21,700
Series 2008 BB3, 0.01% 2/5/16 (Liquidity Facility Royal Bank of Canada), VRDN (a)	45,500	45,500
Series 2008 BB4, 0.01% 2/5/16 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,000	7,000
Series 2009 BB1, 0.01% 2/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	16,505	16,505
Series 2009 BB2, 0.01% 2/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	21,600	21,600
Series 2011 DD, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	32,050	32,050
Series 2011 DD-3B, 0.01% 2/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	11,100	11,100
Series 2012 B, 0.01% 2/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	12,900	12,900
Series 2014 AA:
0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	23,000	23,000
0.01% 2/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	17,550	17,550
Series 2014 BB1, 0.01% 2/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	16,650	16,650
Series 2015 BB3, 0.01% 2/5/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	27,650	27,650
Series FF, 0.01% 2/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	8,000	8,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BC 11 7B, 0.02% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	4,000	4,000
Series BC 11 8B, 0.02% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,500	3,500
Series Putters 3857, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series ROC II R 11902, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	3,600	3,600
Series ROC II R 11903, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	8,000	8,000
Series ROC II R 14022, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	2,815	2,815
Series 2003 A2, 0.01% 2/1/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	13,900	13,900
Series 2003 C1, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,800	4,800
Series 2013 A, 0.01% 2/5/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	8,750	8,750
Series 2013 C4, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,000	8,000
Series 2015 A3, 0.01% 2/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	7,700	7,700
Series C, 0.01% 2/1/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (a)	5,400	5,400
Subseries F5, 0.01% 2/5/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	23,600	23,600
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series EGL 14 0016, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	20,485	20,485
New York Dorm. Auth. Revs.:
(City Univ. Proj.):
Series 2008 C, 0.01% 2/5/16, LOC Bank of America NA, VRDN (a)	124,675	124,675
Series 2008 D, 0.01% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	8,920	8,920
(College of New Rochelle Proj.) Series 2008, 0.05% 2/5/16, LOC RBS Citizens NA, VRDN (a)	6,960	6,960
Participating VRDN:
Series EGL 07 0002, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	11,505	11,505
Series ROC II R 11535, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	2,770	2,770
Series ROC II R 11722, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	3,100	3,100
Series ROC II R 11735, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	10,395	10,395
Series ROC II R 11975, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	2,000	2,000
Series 2006 A2, 0.01% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	8,130	8,130
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.01% 2/5/16, LOC Fannie Mae, VRDN (a)	19,400	19,400
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.01% 2/5/16, LOC Bank of America NA, VRDN (a)	9,200	9,200
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 0.01% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	20,000	20,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.01% 2/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,800	2,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.01% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	26,600	26,600
(Taconic West 17th St. Proj.) Series 2009 A, 0.01% 2/5/16, LOC Fannie Mae, VRDN (a)	46,400	46,400
Series 2008 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)	3,000	3,000
Series 2009 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)	25,200	25,200
Series 2010 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)	12,800	12,800
Series 2012 A, 0.01% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	6,900	6,900
Series 2013 A:
0.01% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	8,600	8,600
0.01% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	17,000	17,000
Series 2014 A, 0.01% 2/5/16, LOC PNC Bank NA, VRDN (a)	15,200	15,200
Series 2015 A, 0.01% 2/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	21,000	21,000
Series 2015 A1, 0.01% 2/5/16, LOC Bank of New York, New York, VRDN (a)	4,400	4,400
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.01% 2/5/16, LOC Bank of America NA, VRDN (a)	24,750	24,750
Series 2003 M1, 0.01% 2/5/16, LOC Bank of America NA, VRDN (a)	22,565	22,565
New York Local Govt. Assistance Corp. Series 2008 BAV, 0.01% 2/5/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	44,500	44,500
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.01% 2/5/16, LOC Royal Bank of Canada, VRDN (a)	24,000	24,000
Series 2005 D1, 0.01% 2/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,800	8,800
Series 2015 E3, 0.01% 2/5/16, LOC Citibank NA, VRDN (a)	10,700	10,700
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 15 XM0008, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,665	6,665
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A1, 0.01% 2/5/16, LOC Mizuho Bank Ltd., VRDN (a)	25,000	25,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	2,500	2,500
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.):
Series 2005 B, 0.01% 2/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,350	9,350
Series 2008 A2, 0.01% 2/1/16, LOC JPMorgan Chase Bank, VRDN (a)	12,900	12,900
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series Putters 3685, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,200	1,200
Series 2003 B1, 0.01% 2/5/16, LOC PNC Bank NA, VRDN (a)	13,515	13,515
Series 2005 B2, 0.01% 2/1/16, LOC Wells Fargo Bank NA, VRDN (a)	4,780	4,780
Series 2005 B3, 0.01% 2/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	14,930	14,930
Westchester County Indl. Agcy. Rev. Series 2001, 0.22% 2/5/16, LOC RBS Citizens NA, VRDN (a)	5,760	5,760
		1,596,340
North Carolina - 2.3%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series BC 09 43W, 0.03% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	7,000	7,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2007 E, 0.01% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	5,000	5,000
Series 2007 H, 0.01% 2/1/16, LOC Wells Fargo Bank NA, VRDN (a)	15,800	15,800
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.01% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	14,455	14,455
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.02% 2/5/16 (Liquidity Facility Bank of America NA), VRDN (a)	18,245	18,245
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.01% 2/5/16, LOC Rabobank Nederland New York Branch, VRDN (a)	9,755	9,755
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.02% 2/5/16, LOC Branch Banking & Trust Co., VRDN (a)	4,675	4,675
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF2167, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	1,600	1,600
Series EGL 14 0050, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	4,000	4,000
Series EGL 14 0051:
0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	25,650	25,650
0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	18,450	18,450
Series MS 15 XF2165, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,395	3,395
Series Putters 3331, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,250	1,250
Series Putters 3333, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500	1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	4,000	4,000
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,755	2,755
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	2,900	2,900
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.):
Series 2009 B, 0.01% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	5,505	5,505
Series 2009 C, 0.01% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	3,360	3,360
Participating VRDN:
Series BC 10 31W, 0.03% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,875	1,875
Series RBC O 39, 0.01% 2/5/16 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,900	1,900
Series ROC II R 11806, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	4,000	4,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.02% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	11,225	11,225
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.01% 2/5/16, LOC Cr. Industriel et Commercial, VRDN (a)	14,400	14,400
Raleigh Combined Enterprise Sys. Rev.:
Participating VRDN Series EGL 07 0010, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	9,900	9,900
Series 2008 A, 0.01% 2/5/16 (Liquidity Facility Bank of America NA), VRDN (a)	10,000	10,000
Series 2008 B, 0.01% 2/5/16 (Liquidity Facility Bank of America NA), VRDN (a)	8,000	8,000
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	7,740	7,740
Wake County Gen. Oblig. Series 2003 B, 0.01% 2/5/16 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	3,000	3,000
		221,335
Ohio - 0.7%
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.02% 2/5/16, LOC Bank of America NA, VRDN (a)	1,685	1,685
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.03% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,360	4,360
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.02% 2/5/16, LOC PNC Bank NA, VRDN (a)	13,520	13,520
Franklin County Hosp. Rev. (U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.01% 2/5/16, LOC Northern Trust Co., VRDN (a)	1,005	1,005
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.11% 2/5/16, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,530	2,530
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.01% 2/1/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	39,500	39,500
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,440	2,440
Series Putters 3558, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,330	5,330
		70,370
Oregon - 1.1%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 A, 0.01% 2/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,850	6,850
Series 2008 C, 0.01% 2/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,800	6,800
Oregon Facilities Auth. Rev.:
(PeaceHealth Proj.) Series 2008 B, 0.01% 2/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	18,900	18,900
Participating VRDN Series DB 15 XF1049, 0.1% 2/5/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	6,870	6,870
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN:
Series BC 11 5W, 0.03% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	6,555	6,555
Series ROC II R 14051, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	8,000	8,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.01% 2/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	51,000	51,000
		104,975
Pennsylvania - 1.2%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 B, 0.02% 2/5/16, LOC PNC Bank NA, VRDN (a)	870	870
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.02% 2/5/16, LOC PNC Bank NA, VRDN (a)	4,000	4,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.02% 2/5/16, LOC PNC Bank NA, VRDN (a)	7,315	7,315
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.02% 2/5/16, LOC PNC Bank NA, VRDN (a)	7,175	7,175
(United Jewish Federation Proj.) Series 1996 A, 0.02% 2/5/16, LOC PNC Bank NA, VRDN (a)	3,775	3,775
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.01% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	1,300	1,300
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.02% 2/5/16, LOC PNC Bank NA, VRDN (a)	6,680	6,680
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.01% 2/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,860	13,860
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.03% 2/5/16, LOC PNC Bank NA, VRDN (a)	2,000	2,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 0047, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.02% 2/5/16, LOC PNC Bank NA, VRDN (a)	3,500	3,500
Haverford Township School District Series 2009, 0.02% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	900	900
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.02% 2/5/16, LOC PNC Bank NA, VRDN (a)	8,880	8,880
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.2% 2/5/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,095	3,095
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.02% 2/5/16, LOC PNC Bank NA, VRDN (a)	6,360	6,360
Lower Merion School District Series 2009 B, 0.01% 2/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,500	6,500
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.02% 2/5/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,310	2,310
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,855	2,855
Series Putters 4014, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,500	3,500
Series ROC II R 14070, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.03% 2/5/16, LOC PNC Bank NA, VRDN (a)	5,850	5,850
(Marywood Univ. Proj.) Series 2005 A, 0.03% 2/5/16, LOC PNC Bank NA, VRDN (a)	3,545	3,545
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.17% 2/5/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,365	4,365
(The Franklin Institute Proj.) Series 2006, 0.03% 2/5/16, LOC Bank of America NA, VRDN (a)	2,400	2,400
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.01% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	7,000	7,000
Ridley School District Series 2009, 0.02% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	1,940	1,940
Somerset County Gen. Oblig. Series 2009 C, 0.03% 2/5/16, LOC PNC Bank NA, VRDN (a)	340	340
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.02% 2/5/16, LOC PNC Bank NA, VRDN (a)	1,700	1,700
		116,035
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.01% 2/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,900	7,900
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.01% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	6,500	6,500
(Rhode Island School of Design Proj.) Series 2008 B, 0.01% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	17,295	17,295
(Roger Williams Univ. Proj.) Series 2008 B, 0.01% 2/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	19,235	19,235
		50,930
South Carolina - 0.6%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.03% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	5,000	5,000
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.01% 2/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	40,350	40,350
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.01% 2/1/16, VRDN (a)	9,500	9,500
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Institute for Bus. and Home Safety Proj.) Series 2009, 0.02% 2/5/16, LOC Branch Banking & Trust Co., VRDN (a)	1,500	1,500
		56,350
Tennessee - 1.7%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.05% 2/5/16, LOC Bank of America NA, VRDN (a)	3,075	3,075
Series 2001, 0.01% 2/1/16, LOC Bank of America NA, VRDN (a)	745	745
Series 2003, 0.01% 2/1/16, LOC Bank of America NA, VRDN (a)	7,995	7,995
Series 2004, 0.01% 2/1/16, LOC Bank of America NA, VRDN (a)	2,325	2,325
Series 2005, 0.01% 2/1/16, LOC Bank of America NA, VRDN (a)	20,405	20,405
Series 2008, 0.01% 2/1/16, LOC Bank of America NA, VRDN (a)	35,645	35,645
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.02% 2/5/16, LOC Branch Banking & Trust Co., VRDN (a)	3,615	3,615
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 A, 0.01% 2/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,090	9,090
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.02% 2/5/16, LOC Bank of America NA, VRDN (a)	3,030	3,030
Series 2002, 0.01% 2/1/16, LOC Bank of America NA, VRDN (a)	14,875	14,875
Series 2004, 0.01% 2/1/16, LOC Bank of America NA, VRDN (a)	25,725	25,725
Series 2006, 0.01% 2/1/16, LOC Bank of America NA, VRDN (a)	9,005	9,005
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	20,000	20,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B1, 0.19%, tender 8/26/16 (a)	8,900	8,900
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN BC 10 25W, 0.03% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,000	3,000
		167,430
Texas - 3.7%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.03% 2/5/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	5,555	5,555
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. For The Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.01% 2/5/16, LOC Bank of America NA, VRDN (a)	8,800	8,800
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.06% 2/5/16 (Liquidity Facility Bank of America NA) (a)(b)	8,635	8,635
Gulf Coast Indl. Dev. Auth. TX Rev. (ExxonMobil Proj.) Series 2012, 0.01% 2/1/16, VRDN (a)	11,700	11,700
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. 0.01% 2/1/16, VRDN (a)	4,250	4,250
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.01% 2/5/16, VRDN (a)	11,050	11,050
Participating VRDN Series Putters 15 3, 0.01% 2/1/16 (Liquidity Facility JPMorgan Securities LLC) (a)(b)	9,800	9,800
Series 2014 D, 0.01% 2/5/16, VRDN (a)	16,355	16,355
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 A, 0.01% 2/1/16, LOC JPMorgan Chase Bank, VRDN (a)	3,625	3,625
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Corp.) Series 1984, 0.01% 2/1/16, VRDN (a)	12,800	12,800
Houston Arpt. Sys. Rev. Series 2010, 0.02% 2/5/16, LOC Barclays Bank PLC, VRDN (a)	22,090	22,090
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4081, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500	7,500
Series Putters 4719, 0.01% 2/5/16 (Liquidity Facility Bank of America NA) (a)(b)	4,905	4,905
Series 2004 B3, 0.01% 2/5/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	31,550	31,550
Judson Independent School District Participating VRDN:
Series DB 423, 0.08% 2/5/16 (Liquidity Facility Deutsche Bank AG) (a)(b)	1,335	1,334
Series MS 06 1859, 0.01% 2/5/16 (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,940	3,940
Leander Independent School District Participating VRDN Series BC 10 28W, 0.03% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	5,500	5,500
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 0.01% 2/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	36,065	36,065
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.2% 2/1/16, VRDN (a)	8,810	8,810
Series 2009 A, 0.2% 2/1/16, VRDN (a)	4,915	4,915
Series 2009 C, 0.21% 2/1/16, VRDN (a)	1,200	1,200
Series 2010 B, 0.2% 2/1/16, VRDN (a)	6,200	6,200
Series 2010 C, 0.21% 2/1/16, VRDN (a)	20,150	20,150
Series 2010 D, 0.21% 2/1/16, VRDN (a)	12,400	12,400
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.02% 2/5/16 (Total SA Guaranteed), VRDN (a)	6,000	6,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.02% 2/5/16 (Total SA Guaranteed), VRDN (a)	11,700	11,700
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series 2015 ZF0211, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,395	10,395
Series Putters 3344, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,215	3,215
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.01% 2/5/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	2,535	2,535
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.01% 2/1/16, LOC TD Banknorth, NA, VRDN (a)	8,305	8,305
Participating VRDN:
Series 15 4302Z, 0.05% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,350	1,350
Series Putters 15 4301, 0.05% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.09% 2/5/16, LOC JPMorgan Chase Bank, VRDN (a)	2,530	2,530
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.03% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,500	3,500
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN:
Series 15 XF0067, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	890	890
Series RBC O 71, 0.01% 2/5/16 (Liquidity Facility Royal Bank of Canada) (a)(b)	7,530	7,530
Series 2008 B2, 0.01% 2/5/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	4,675	4,675
0.01% 2/5/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	9,975	9,975
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 0.01% 2/5/16, VRDN (a)	12,100	12,100
		353,829
Utah - 0.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.02% 2/5/16, LOC Canadian Imperial Bank of Commerce, VRDN (a)	6,000	6,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 A, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,230	3,230
		9,230
Virginia - 0.7%
Fairfax County Indl. Dev. Auth. Participating VRDN:
Series 15 ZF0166, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Series Putters 4254, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	500	500
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.02% 2/5/16, LOC Branch Banking & Trust Co., VRDN (a)	3,250	3,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.01% 2/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	13,665	13,665
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.08% 2/5/16, LOC Bank of America NA, VRDN (a)	7,380	7,380
Univ. of Virginia Gen. Rev. Participating VRDN:
Series 15 ZF0173, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500	7,500
Series EGL 14 0048, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	12,195	12,195
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.03% 2/5/16 (Liquidity Facility Wells Fargo & Co.) (a)(b)	4,001	4,001
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,365	3,365
Series ROC II R 11923, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	5,730	5,730
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.02% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	5,000	5,000
Series Putters 3791Z, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,350	3,350
		70,936
Washington - 1.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 5002, 0.01% 2/1/16 (Liquidity Facility JPMorgan Securities LLC) (a)(b)	13,793	13,793
Energy Northwest Elec. Rev. Participating VRDN Series 15 XF0142, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,750	2,750
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	7,500	7,500
Series Putters 15 XM0012, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,840	6,840
Series ROC II R 11962, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	3,400	3,400
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.03% 2/5/16 (Liquidity Facility Wells Fargo & Co.) (a)(b)	12,655	12,655
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.01% 2/5/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	1,943	1,943
Series GS 06 7T, 0.01% 2/5/16 (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,775	3,775
Series Putters 3856, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,500	8,500
Series Putters 3872, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,000	4,000
Series Putters 4292, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,755	3,755
Series ROC II R 11889, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	3,250	3,250
Series WF 11-16C, 0.03% 2/5/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	18,415	18,415
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,410	4,410
Series 15 XF0148, 0.01% 2/5/16 (Liquidity Facility Bank of America NA) (a)(b)	1,190	1,190
Series 2015 XF0150, 0.05% 2/5/16 (Liquidity Facility Bank of America NA) (a)(b)	6,065	6,065
Series 2015 ZF0191, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)	19,475	19,475
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.02% 2/5/16, LOC Freddie Mac, VRDN (a)	7,375	7,375
(Kitts Corner Apt. Proj.) Series 2014, 0.02% 2/5/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	7,000	7,000
(New Haven Apts. Proj.) Series 2009, 0.02% 2/5/16, LOC Fannie Mae, VRDN (a)	3,000	3,000
(Reserve at SeaTac Apts. Proj.) Series 2015, 0.02% 2/5/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	3,500	3,500
(Urban Ctr. Apts. Proj.) Series 2012, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)	9,750	9,750
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.02% 2/5/16, LOC Fannie Mae, VRDN (a)	3,750	3,750
		166,091
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.02% 2/5/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	22,600	22,600
Series 2009 B, 0.01% 2/5/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	26,800	26,800
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.01% 2/5/16, LOC Branch Banking & Trust Co., VRDN (a)	22,090	22,090
		71,490
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Oakwood Village Proj.) Series 2005, 0.02% 2/5/16, LOC BMO Harris Bank NA, VRDN (a)	6,800	6,800
Participating VRDN:
Series 2015 ZF0216, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series ROC II R 14065, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	3,200	3,200
Series 2011 B, 0.02% 2/5/16, LOC JPMorgan Chase Bank, VRDN (a)	8,500	8,500
		21,000
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 2/5/16, VRDN (a)	1,500	1,500
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 2/5/16, VRDN (a)	1,530	1,530
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.01% 2/1/16 (Chevron Corp. Guaranteed), VRDN (a)	2,100	2,100
		5,130
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $5,853,321)		5,853,321

Other Municipal Debt - 26.8%
Alaska - 0.5%
Alaska Gen. Oblig.:
BAN Series 2015 A, 5% 3/18/16	41,115	41,362
Bonds Series 2012 A, 5% 8/1/16	1,000	1,023
North Slope Borough Gen. Oblig. Bonds:
Series 2012 A, 3% 6/30/16	2,900	2,932
Series 2015 A, 2% 6/30/16	3,300	3,324
		48,641
Arizona - 0.1%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.02% 2/3/16, CP	6,000	6,000
Tempe Excise Tax Rev. Bonds Series 2015, 2% 7/1/16	6,710	6,756
		12,756
California - 3.9%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.07%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada) (a)	16,200	16,200
Series 2010 B, 0.07%, tender 5/2/16 (Liquidity Facility Royal Bank of Canada) (a)	11,000	11,000
Los Angeles County Gen. Oblig. TRAN 5% 6/30/16	42,800	43,624
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A, 0.06% 3/29/16 (Liquidity Facility Wells Fargo Bank NA), CP	4,100	4,100
Los Angeles Gen. Oblig. TRAN 2% 6/30/16	300,000	302,061
		376,985
Colorado - 1.2%
Colorado Ed. Ln. Prog. TRAN 1.5% 6/29/16	40,000	40,196
Colorado Gen. Fdg. Rev. TRAN:
Series 2015 A, 1.5% 6/28/16	1,000	1,005
1.75% 6/28/16	40,600	40,841
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.19%, tender 8/26/16 (a)	14,500	14,500
Series 2015 B, 0.19%, tender 8/26/16 (a)	12,070	12,070
Series 2015 C, 0.19%, tender 8/26/16 (a)	9,705	9,705
		118,317
Connecticut - 0.4%
Connecticut Gen. Oblig. Bonds:
Series 2011 C, 0.66% 5/15/16 (a)	3,750	3,756
Series 2012 D, 0.44% 9/15/16 (a)	5,000	5,009
Series 2013 A, 0.13% 7/1/16 (a)	7,865	7,865
Series 2014 C, 4% 6/15/16	8,900	9,021
Series 2015 A, 2% 3/15/16	3,500	3,507
Series 2015 B, 2% 6/15/16	4,600	4,629
Series 2015 D, 0.09% 6/15/16 (a)	4,600	4,600
		38,387
District Of Columbia - 0.6%
District of Columbia Gen. Oblig. TRAN 1.5% 9/30/16	41,100	41,389
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.03% 2/2/16, LOC JPMorgan Chase Bank, CP	6,650	6,650
0.04% 3/7/16, LOC JPMorgan Chase Bank, CP	7,600	7,600
		55,639
Florida - 2.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 A, 0.04% tender 3/2/16, LOC Bank of America NA, CP mode	7,840	7,840
Florida Board of Ed. Lottery Rev. Bonds Series 2006 B, 5% 7/1/16	1,200	1,223
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2013 C, 5% 6/1/16	2,920	2,965
Florida Dept. of Envir. Protection Rev. Bonds Series 2012 A, 4% 7/1/16	7,000	7,109
Florida Gen. Oblig. Bonds:
Series 2015 A, 4% 7/1/16	7,780	7,900
Series PZ 130, 0.06%, tender 2/26/16 (Liquidity Facility Wells Fargo & Co.) (a)(b)(d)	6,400	6,400
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.05% 3/2/16, LOC JPMorgan Chase Bank, CP	10,100	10,100
0.08% 2/1/16, LOC JPMorgan Chase Bank, CP	8,700	8,700
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.03% 2/11/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,100	5,100
Jacksonville Gen. Oblig. Series 2004 A:
0.06% 3/1/16, LOC Barclays Bank PLC, CP	6,800	6,800
0.08% 4/4/16, LOC Barclays Bank PLC, CP	11,600	11,600
Miami-Dade County Edl. Facilities Rev. Bonds:
(Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	2,000	2,018
Series 2008 A, 5.5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	4,100	4,135
Miami-Dade County School District TAN Series 2015, 1% 2/25/16	85,000	85,046
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.26%, tender 8/26/16 (a)	15,460	15,460
Palm Beach County School District TAN Series 2015, 1% 2/1/16	32,100	32,100
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.21%, tender 8/26/16 (a)	4,300	4,300
Series 2014 A1, 0.21%, tender 8/26/16 (a)	14,200	14,200
RBC Muni. Products, Inc. Trust Bonds:
Series RBC E 56, 0.1%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	5,000	5,000
Series RBC E 62, 0.1%, tender 5/2/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)(d)	11,000	11,000
Series RBC E 64, 0.1%, tender 4/1/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)(d)	6,900	6,900
Series RBC E 65, 0.1%, tender 4/1/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)(d)	4,000	4,000
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.21%, tender 8/26/16 (a)	10,800	10,800
		270,696
Georgia - 1.0%
Georgia Gen. Oblig. Bonds:
Series 2014 A, 5% 2/1/16	5,400	5,400
Series 2015 A, 5% 2/1/16	7,600	7,600
Series PZ 271, 0.08%, tender 2/4/16 (Liquidity Facility Wells Fargo & Co.) (a)(b)(d)	10,647	10,647
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985 A, 0.03% tender 2/1/16, LOC Barclays Bank PLC, CP mode	16,085	16,085
Series B, 0.02% 2/2/16, LOC TD Banknorth, NA, CP	12,200	12,200
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.07%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (a)	37,300	37,300
Series 2010 A2, 0.07%, tender 4/1/16 (Liquidity Facility Royal Bank of Canada) (a)	4,390	4,390
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.14%, tender 3/10/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(d)	5,800	5,800
		99,422
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series DR, 5% 6/1/16	4,045	4,109
Illinois - 0.4%
Illinois Fin. Auth. Ed. Rev. Series L, 0.06% 3/1/16, LOC PNC Bank NA, CP	6,900	6,900
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.21%, tender 8/26/16 (a)	7,650	7,650
(Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.02% tender 2/2/16, CP mode	6,100	6,100
0.05% tender 2/4/16, CP mode	4,100	4,100
0.06% tender 3/1/16, CP mode	6,300	6,300
Series 2012 I, 0.03% tender 2/1/16, CP mode	6,300	6,300
Series 2012 C, 5% 8/15/16	2,700	2,767
		40,117
Indiana - 0.3%
Delaware County Ind. Hosp. Auth. Bonds Series 2006:
5% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	5,500	5,627
5.25% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,049
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A1, 0.3%, tender 2/3/16 (a)	5,625	5,625
Indianapolis Gas Util. Sys. Rev. 0.02% 2/17/16, LOC JPMorgan Chase Bank, CP	12,600	12,600
		25,901
Kentucky - 0.3%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 2/16/16, CP mode	4,400	4,400
Louisville & Jefferson County Gen. Oblig. BAN Series 2015 A, 2% 12/1/16	24,095	24,396
		28,796
Maryland - 0.6%
Baltimore County Gen. Oblig.:
0.02% 2/1/16 (Liquidity Facility Mizuho Bank Ltd.), CP	12,700	12,700
0.02% 2/2/16 (Liquidity Facility Mizuho Bank Ltd.), CP	16,000	16,000
0.02% 2/2/16 (Liquidity Facility Mizuho Bank Ltd.), CP	12,200	12,200
Maryland Gen. Oblig. Bonds:
Series 2003 A, 5.25% 3/1/16	8,355	8,388
Series 2006 A, 5% 3/1/16	1,500	1,506
Series 2007, 5% 3/15/16	7,935	7,979
		58,773
Massachusetts - 0.9%
Massachusetts Gen. Oblig. RAN Series 2015 A, 2% 4/27/16	48,400	48,612
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev.:
Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.4% tender 3/10/16, CP mode	6,500	6,500
0.4% tender 3/11/16, CP mode	1,500	1,500
Series 1993 B, 0.48% tender 2/5/16, CP mode	3,800	3,800
Series 1992, Bonds (New England Pwr. Co. Proj.) 0.4% tender 2/24/16, CP mode	27,600	27,600
		88,012
Michigan - 0.6%
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.19%, tender 8/26/16 (a)	10,250	10,250
0.19%, tender 8/26/16 (a)	5,175	5,175
0.19%, tender 8/26/16 (a)	13,750	13,750
(Trinity Health Sys. Proj.) Series 2008 C, 0.07% tender 3/15/16, CP mode	18,200	18,200
Univ. of Michigan Rev. Bonds Series 2009 B, 0.02% tender 2/8/16, CP mode	7,800	7,800
		55,175
Minnesota - 0.3%
Minnesota Gen. Oblig. Bonds:
Series 2007, 5% 8/1/16	1,000	1,023
Series 2010 E, 5% 8/1/16	1,000	1,023
Series 2013 F, 5% 10/1/16	1,000	1,031
Univ. of Minnesota Gen. Oblig. Series 2007 C, 0.03% 3/1/16, CP	6,650	6,650
Univ. of Minnesota Rev. Series 2005 A:
0.02% 2/2/16, CP	6,590	6,590
0.02% 2/3/16, CP	5,100	5,100
Univ. of Minnesota Spl. Purp. Rev. Bonds Series 2006, 5% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	8,405	8,596
		30,013
Missouri - 0.1%
Missouri Highways & Trans. Commission State Road Rev. Bonds Series 2006 B:
5% 5/1/16 (Pre-Refunded to 5/1/16 @ 100)	4,000	4,047
5% 5/1/16 (Pre-Refunded to 5/1/16 @ 100)	3,000	3,035
Saint Louis Gen. Fund Rev. TRAN 2% 6/1/16	5,300	5,329
		12,411
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev.:
Bonds:
Series 2012 C, 5% 1/1/17	1,525	1,587
Series 2013 A, 5% 1/1/17	1,000	1,039
Series A:
0.02% 2/2/16, CP	5,700	5,700
0.02% 2/3/16, CP	6,200	6,200
0.02% 2/12/16, CP	5,520	5,520
0.02% 2/16/16, CP	7,500	7,500
0.02% 2/17/16, CP	6,000	6,000
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.02% 2/8/16, CP	7,500	7,500
0.02% 2/10/16, CP	6,750	6,750
0.02% 2/16/16, CP	6,000	6,000
0.07% 2/1/16, CP	4,200	4,200
		57,996
Nevada - 0.4%
Clark County Fuel Tax Bonds Series 2006 A, 5% 6/1/16	3,000	3,047
Clark County School District Bonds:
Series 2007 A, 4% 6/15/16	1,000	1,013
Series 2007 B, 5% 6/15/16	1,165	1,185
Series 2008 A, 5% 6/15/16	1,800	1,830
Series 2011 A, 5% 6/15/16	2,000	2,034
Series 2011 B, 5% 6/15/16	1,000	1,017
Series 2012 A, 5% 6/15/16	5,500	5,594
Series 2014 A, 5.5% 6/15/16	5,000	5,094
Series 2015 A, 5% 6/15/16	2,135	2,171
Series 2015 D, 5% 6/15/16	5,200	5,291
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013:
5% 6/1/16	1,000	1,016
5% 12/1/16	1,000	1,038
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.06% 3/3/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,900	5,900
Series 2006 B, 0.08% 2/8/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,400	4,400
		40,630
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.48% tender 3/10/16, CP mode	6,100	6,100
New Jersey - 2.5%
Bergen County Gen. Oblig. BAN 2% 12/15/16	24,800	25,117
Essex County Gen. Oblig. BAN Series 2015, 2% 9/16/16	7,400	7,475
Hudson County Gen. Oblig. BAN Series 2015, 2% 12/16/16	15,100	15,280
Mercer County Gen. Oblig. BAN 2% 9/1/16 (e)	11,900	12,003
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2015, 2% 9/23/16	5,700	5,761
Passaic County Gen. Oblig. BAN Series 2015 A, 2% 12/13/16	10,330	10,464
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.1%, tender 4/1/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)(d)	145,700	145,700
Union County Gen. Oblig. BAN 2% 6/24/16	20,600	20,734
		242,534
New York - 0.6%
Erie County Gen. Oblig. RAN Series 2015, 1.5% 6/30/16	7,400	7,432
JPMorgan Chase Bonds Series Putters 4410, 0.08%, tender 4/21/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	8,900	8,900
New York City Gen. Oblig. Bonds:
Series 2012 F, 5% 8/1/16	3,000	3,070
Series 2013 J, 5% 8/1/16	2,065	2,114
Series 2014 D, 5% 8/1/16	1,350	1,382
Series 2014, 4% 8/1/16	2,185	2,226
New York City Transitional Fin. Auth. Rev. Bonds Series 2015 B, 4% 8/1/16	2,000	2,037
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series 2008 B, 5% 4/1/16	5,275	5,316
New York Urban Dev. Corp. Rev. Bonds Series 2015 A, 5% 9/15/16	8,500	8,741
Three Village Central School District BAN Series 2015, 2% 8/26/16	6,100	6,158
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/16	5,000	5,078
		52,454
North Carolina - 0.2%
North Carolina Gen. Oblig. Bonds:
Series 2005 C, 5% 4/1/16	3,000	3,024
Series 2007 A, 5% 3/1/16	3,880	3,895
Series 2009 A, 5% 3/1/16	7,325	7,353
Wake County Gen. Oblig. Bonds:
Series 2009 D, 4% 2/1/16	1,800	1,800
Series 2012 A, 5% 2/1/16	1,250	1,250
		17,322
Ohio - 0.6%
Columbus Gen. Oblig. Bonds Series 2014 A, 5% 2/15/16	12,000	12,022
Hamilton Ohio Elec. Rev. BAN Series 2015, 0.43% 9/27/16 (Ohio Gen. Oblig. Guaranteed)	3,700	3,700
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.07% tender 3/17/16, CP mode	17,900	17,900
0.16% tender 2/3/16, CP mode	6,100	6,100
0.18% tender 5/4/16, CP mode	7,900	7,900
Series 2008 B6, 0.14% tender 3/1/16, CP mode	8,700	8,700
		56,322
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.05% 3/1/16, LOC State Street Bank & Trust Co., Boston, CP	4,300	4,300
0.08% 2/4/16, LOC State Street Bank & Trust Co., Boston, CP	3,100	3,100
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.19%, tender 8/26/16 (a)	4,775	4,775
		12,175
Oregon - 0.2%
Oregon Gen. Oblig. Bonds:
(Various Projs.) Series 2012 H, 5% 5/1/16	1,245	1,260
Series 2011 J, 5% 5/1/16	1,000	1,012
Series WF11 57 C, 0.14%, tender 2/11/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(d)	6,895	6,895
Portland Swr. Sys. Rev. Bonds Series 2015 A, 5% 6/1/16	11,615	11,797
		20,964
Pennsylvania - 0.1%
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 5% 7/1/16	4,900	4,994
Philadelphia Gen. Oblig. TRAN Series 2015 A, 2% 6/30/16	7,400	7,452
		12,446
South Carolina - 1.1%
Anderson County School District #5 Gen. Oblig. BAN 1.5% 4/15/16	7,100	7,118
Beaufort County School District Bonds Series 2012 D, 3% 3/1/16 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	4,535	4,545
Greenville County School District Bonds 2% 6/1/16	23,800	23,941
Lancaster County School District Bonds Series 2015, 5% 3/1/16	3,255	3,268
Richland County Gen. Oblig. BAN Series 2015, 2% 10/28/16	13,800	13,965
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2015 A, 1.5% 3/1/16	11,500	11,512
Series 2015 D, 2% 3/1/16	40,200	40,261
South Carolina Gen. Oblig. Bonds Series 2011 A, 5% 3/1/16	4,000	4,015
		108,625
Tennessee - 0.0%
Tennessee Gen. Oblig. Bonds Series 2009 A, 5% 5/1/16	3,000	3,035
Texas - 3.1%
Austin Elec. Util. Sys. Rev. Series A:
0.02% 2/2/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	16,800	16,800
0.02% 2/17/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,130	6,130
0.07% 2/1/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,700	3,700
Cypress-Fairbanks Independent School District Bonds Series A, 0% 2/15/16 (Permanent School Fund of Texas Guaranteed)	9,700	9,699
Fort Bend Independent School District Bonds Series PZ 124, 0.06%, tender 2/26/16 (Liquidity Facility Wells Fargo & Co.) (a)(b)(d)	10,555	10,555
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds (Texas Children's Hosp. Proj.) Series 2015 2, 0.21%, tender 8/26/16 (a)	13,200	13,200
Harris County Gen. Oblig.:
Bonds:
Series 2015 A, 2% 10/1/16	1,590	1,607
Series 2015 B, 2% 10/1/16	5,895	5,953
Series D:
0.01% 2/4/16 (Liquidity Facility JPMorgan Chase Bank), CP	2,280	2,280
0.02% 2/4/16 (Liquidity Facility JPMorgan Chase Bank), CP	6,850	6,850
Harris County Metropolitan Trans. Auth. Series A1:
0.04% 2/17/16 (Liquidity Facility JPMorgan Chase Bank), CP	11,000	11,000
0.05% 2/16/16 (Liquidity Facility JPMorgan Chase Bank), CP	8,700	8,700
Houston Util. Sys. Rev.:
Series B3:
0.03% 2/1/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,300	6,300
0.04% 3/1/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,100	5,100
Series B4:
0.03% 2/1/16, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.03% 2/1/16, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.04% 2/9/16, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.04% 3/1/16, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
Longview Independent School District Bonds Series 2008, 0% 2/15/16 (Permanent School Fund of Texas Guaranteed)	2,620	2,620
Lower Colorado River Auth. Rev.:
Bonds:
(LCRA Transmission Corp. Proj.) Series 2011 A, 5% 5/15/16	1,475	1,495
Series 2013:
4% 5/15/16	1,065	1,076
5% 5/15/16	1,850	1,874
5% 5/15/16	3,575	3,622
Series A:
0.04% 3/1/16, LOC JPMorgan Chase Bank, CP	5,592	5,592
0.06% 2/8/16, LOC JPMorgan Chase Bank, CP	8,800	8,800
0.07% 2/1/16, LOC JPMorgan Chase Bank, CP	10,400	10,400
0.04% 3/1/16, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,700	4,700
North East Texas Independent School District Bonds Series 2011 C, 5% 8/1/16 (Permanent School Fund of Texas Guaranteed)	1,350	1,381
Northside Independent School District Bonds Series 2014, 5% 6/15/16 (Permanent School Fund of Texas Guaranteed)	1,700	1,730
Northwest Independent School District Bonds Series 2015 A, 0% 2/15/16	3,400	3,400
Plano Independent School District Bonds Series 2008, 5% 2/15/16 (Permanent School Fund of Texas Guaranteed)	1,000	1,002
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2011, 5% 2/1/16	1,520	1,520
San Antonio Gen. Oblig. Bonds:
Series 2014:
4% 2/1/16	3,300	3,300
5% 2/1/16	6,315	6,315
Series 2015, 5% 2/1/16	5,300	5,300
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.21%, tender 8/26/16 (a)	9,900	9,900
Series 2013 B, 0.21%, tender 8/26/16 (a)	8,100	8,100
Tarrant Reg'l. Wtr. District Wtr. Rev. Bonds Series 2012 A, 5% 3/1/16	8,315	8,346
Texas A&M Univ. Rev. Series 1993 B, 0.02% 3/2/16, CP	5,600	5,600
Texas Gen. Oblig. Bonds:
Series 2006, 5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	6,500	6,552
Series 2014, 5% 4/1/16	1,160	1,169
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.03%	2,730	2,730
0.03% 2/4/16, LOC Barclays Bank PLC, CP	13,600	13,600
Texas Pub. Fin. Auth. Rev. Bonds:
Series 2015 A, 1% 2/1/16	6,815	6,815
Series 2015 D, 1% 2/1/16	2,775	2,775
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2006 A:
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	1,000	1,008
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	2,845	2,868
Series 2006:
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	3,000	3,024
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	1,000	1,008
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	425	428
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	2,000	2,016
Univ. of Texas Board of Regents Sys. Rev. Series A:
0.02% 3/9/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
0.03% 2/17/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,100	5,100
0.03% 2/18/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,300	6,300
0.08% 2/1/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,500	6,500
Upper Trinity Reg'l. Wtr. District 0.02% 2/1/16, LOC Bank of America NA, CP	6,100	6,100
Willis Independent School District Bonds Series 2015, 2% 2/15/16 (Permanent School Fund of Texas Guaranteed)	2,335	2,337
		299,477
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series 2013 A, 5% 7/1/16	3,680	3,749
Virginia - 1.3%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.19%, tender 8/26/16 (a)	19,200	19,200
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.21%, tender 8/26/16 (a)	8,050	8,050
Series 2010 C, 0.21%, tender 8/26/16 (a)	20,658	20,658
Series 2012 A, 0.21%, tender 8/26/16 (a)	27,765	27,765
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.02% 2/2/16, CP	8,700	8,700
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.45% tender 2/16/16, CP mode	2,200	2,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Progs.) Series 2015 A, 2% 2/1/16	10,850	10,850
Series 2012 A, 5% 2/1/16	5,955	5,955
Series 2014 A, 5% 2/1/16	3,235	3,235
Virginia Commonwealth Trans. Board Rev. Bonds Series 2014 A, 5% 5/15/16	5,460	5,533
Virginia Pub. School Auth. Bonds Series III, 5% 4/15/16	12,090	12,206
		124,352
Washington - 0.8%
Energy Northwest Elec. Rev. Bonds:
Series 2006 A, 5% 7/1/16 (Pre-Refunded to 7/1/16 @ 100)	5,500	5,604
Series 2008 A, 5.25% 7/1/16	4,475	4,567
5% 7/1/16	1,075	1,095
King County #405 Bellevue School District Bonds Series 2015, 5% 12/1/16 (Washington Gen. Oblig. Guaranteed)	3,435	3,564
King County Swr. Rev. Bonds Series 2015 A, 2%, tender 11/16/16 (a)	25,100	25,410
Pierce County Puyallup School District #3 Bonds Series 2016, 2% 6/1/16 (Washington Gen. Oblig. Guaranteed)	4,800	4,827
Seattle Gen. Oblig. Bonds Series 2010 B, 5% 8/1/16	3,460	3,541
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2010 B, 5% 2/1/16	8,350	8,350
Series 2015 A, 5% 5/1/16	4,365	4,415
Washington Ctfs. of Prtn. Bonds:
Series 2012 B, 4% 7/1/16	3,500	3,554
Series 2015 C, 2% 7/1/16	1,885	1,899
Washington Gen. Oblig. Bonds:
Series R 2013 A, 5% 7/1/16	1,560	1,591
Series R 2016 A, 5% 7/1/16	5,100	5,200
		73,617
Wisconsin - 0.9%
Milwaukee Gen. Oblig. Bonds:
Series 2011 N3, 5% 5/15/16	2,590	2,625
Series 2015 N2, 2% 3/15/16	8,400	8,418
Wisconsin Gen. Oblig.:
Bonds:
Series 2006 A, 5% 5/1/16	1,000	1,012
Series 2011 A, 5% 5/1/16	10,415	10,536
Series 2005 A, 0.07% 2/1/16 (Liquidity Facility Bank of New York, New York), CP	5,900	5,900
Series 2013 A:
0.06% 3/1/16 (Liquidity Facility Bank of New York, New York), CP	5,000	5,000
0.14% 3/1/16 (Liquidity Facility Bank of New York, New York), CP	13,875	13,875
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.19%, tender 8/26/16 (a)	13,995	13,995
Series 2014 B1, 0.21%, tender 8/26/16 (a)	4,700	4,700
Wisconsin Trans. Rev.:
Series 2006 A:
0.02% 2/2/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,742	5,742
0.1% 3/3/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
Series 2013 A, 0.1% 2/3/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,600	4,600
		83,903
TOTAL OTHER MUNICIPAL DEBT
(Cost $2,579,851)		2,579,851
	Shares (000s)	Value (000s)

Investment Company - 8.2%
Fidelity Tax-Free Cash Central Fund, 0.01% (f)(g)
(Cost $789,471)	789,471	789,471
TOTAL INVESTMENT PORTFOLIO - 95.8%
(Cost $9,222,643)		9,222,643
NET OTHER ASSETS (LIABILITIES) - 4.2%		409,003
NET ASSETS - 100%		$9,631,646

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,350,000 or 0.1% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $221,797,000 or 2.3% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Florida Gen. Oblig. Bonds Series PZ 130, 0.06%, tender 2/26/16 (Liquidity Facility Wells Fargo & Co.)	11/10/06 - 11/21/13	$6,400
Fort Bend Independent School District Bonds Series PZ 124, 0.06%, tender 2/26/16 (Liquidity Facility Wells Fargo & Co.)	11/8/06 - 9/25/15	$10,555
Georgia Gen. Oblig. Bonds Series PZ 271, 0.08%, tender 2/4/16 (Liquidity Facility Wells Fargo & Co.)	1/25/11 - 8/12/15	$10,647
JPMorgan Chase Bonds Series Putters 4410, 0.08%, tender 4/21/16 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$8,900
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.14%, tender 2/11/16 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$6,895
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.14%, tender 3/10/16 (Liquidity Facility Wells Fargo Bank NA)	3/17/11	$5,800
RBC Muni. Products, Inc. Trust Bonds Series RBC E 56, 0.1%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada)	12/1/15	$5,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.1%, tender 2/4/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/2/15	$145,700
RBC Muni. Products, Inc. Trust Bonds Series RBC E 62, 0.1%, tender 5/2/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/30/15	$11,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E 64, 0.1%, tender 4/1/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/9/15	$6,900
RBC Muni. Products, Inc. Trust Bonds Series RBC E 65, 0.1%, tender 4/1/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/16/15 - 10/1/15	$4,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$22
Total	$22

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At January 31, 2016 the cost for Federal Income Tax Purposes was $9,222,643,000.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Treasury Money Market Fund (formerly Treasury Fund)

January 31, 2016

UST-QTLY-0316
1.813078.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 44.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 44.8%
U.S. Treasury Bills
2/18/16 to 7/7/16	0.26 to 0.57%	$997,690	$997,416
U.S. Treasury Bonds
5/15/16	0.29 to 0.38	64,397	65,664
U.S. Treasury Notes
2/29/16 to 7/31/17	0.19 to 0.59 (b)	3,773,620	3,782,260
TOTAL TREASURY DEBT
(Cost $4,845,340)			4,845,340

Treasury Repurchase Agreement - 40.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.32% dated 1/29/16 due 2/1/16 (Collateralized by U.S. Treasury Obligations) #	$735,553	$735,533
0.35% dated 1/29/16 due 2/1/16 (Collateralized by U.S. Treasury Obligations) #	66,418	66,416
With:
BMO Harris Bank NA at:
0.33%, dated 1/15/16 due 2/5/16 (Collateralized by U.S. Treasury Obligations valued at $71,629,132, 0.13% - 2.13%, 4/15/20 - 6/30/22)	70,047	70,000
0.4%, dated 12/17/15 due 2/5/16 (Collateralized by U.S. Treasury Obligations valued at $20,744,415, 0.10% - 3.00%, 4/15/20 - 11/15/45)	20,014	20,000
BNP Paribas Securities Corp. at 0.32%, dated 1/8/16 due 2/5/16 (Collateralized by U.S. Treasury Obligations valued at $23,690,500, 0.75% - 6.63%, 11/15/16 - 2/15/45)	23,012	23,000
Federal Reserve Bank of New York at 0.25%, dated 1/29/16 due 2/1/16 (Collateralized by U.S. Treasury Obligations valued at $2,499,052,119, 1.00% - 3.13%, 8/31/19 - 2/15/43)	2,499,052	2,499,000
Mizuho Securities U.S.A., Inc. at:
0.33%, dated 1/27/16 due 2/3/16 (Collateralized by U.S. Treasury Obligations valued at $41,601,384,1.63%, 7/31/20)	41,003	41,000
0.35%, dated:
1/28/16 due 2/4/16 (Collateralized by U.S. Treasury Obligations valued at $41,484,712, 2.00%, 7/31/20)	41,003	41,000
1/29/16 due 2/1/16 (Collateralized by U.S. Treasury Obligations valued at $219,947,660, 1.00% - 2.75%, 12/15/17 - 1/31/21)	217,006	217,000
0.36%, dated 1/29/16 due 2/5/16 (Collateralized by U.S. Treasury Obligations valued at $27,420,214, 2.50%, 8/15/23)	27,002	27,000
Sumitomo Mitsui Trust Bank Ltd. at:
0.35%, dated 12/29/15 due 2/2/16 (Collateralized by U.S. Treasury Obligations valued at $44,226,422, 3.00%, 2/28/17)	43,341	43,326
0.36%, dated:
1/28/16 due 2/5/16:
(Collateralized by U.S. Treasury Obligations valued at $29,167,044, 2.13%, 1/31/21)	28,879	28,873
(Collateralized by U.S. Treasury Obligations valued at $28,196,000, 2.00%, 8/15/25)	27,924	27,918
2/2/16 due 2/5/16(c)	47,855	47,838
0.37%, dated:
1/8/16 due 2/5/16 (Collateralized by U.S.Treasury Obligations valued at $45,832,235, 2.13%, 8/31/20)	44,907	44,891
1/12/16 due 2/5/16:
(Collateralized by U.S. Treasury Obligations valued at $28,790,329, 3.80%, 11/15/18)	28,216	28,206
(Collateralized by U.S. Treasury Obligations valued at $18,804,281, 2.60%, 8/15/20)	18,409	18,402
1/15/16 due 2/5/16 (Collateralized by U.S. Treasury Obligations valued at $46,995,997, 3.30%, 3/31/17)	46,053	46,036
1/19/16 due 2/5/16 (Collateralized by U.S. Treasury Obligations valued at $49,443,270, 3.80% , 11/15/18)	48,455	48,438
Wells Fargo Securities, LLC at:
0.39%, dated:
12/21/15 due 3/21/16 (Collateralized by U.S. Treasury Obligations valued at $37,757,203, 0.00%, 3/10/16)	37,036	37,000
1/4/16 due 4/4/16 (Collateralized by U.S. Treasury Obligations valued at $74,482,630, 0.00% - 0.75%, 3/31/16 - 3/31/18)	73,072	73,000
0.4%, dated:
1/6/16 due 4/6/16 (Collateralized by U.S. Treasury Obligations valued at $116,313,610, 0.00% - 0.88%, 5/05/16 - 10/15/18)	114,115	114,000
1/7/16 due 4/7/16 (Collateralized by U.S. Treasury Obligations valued at $58,156,161, 0.63%, 8/31/17)	57,058	57,000
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $4,354,877)		4,354,877
TOTAL INVESTMENT PORTFOLIO - 85.1%
(Cost $9,200,217)		9,200,217
NET OTHER ASSETS (LIABILITIES) - 14.9%		1,614,981
NET ASSETS - 100%		$10,815,198

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$735,533,000 due 2/01/16 at 0.32%	(Amounts in thousands)
BNP Paribas Securities Corp.	$98,000
Bank of Nova Scotia	8,000
Credit Agricole CIB New York Branch	75,000
HSBC Securities (USA), Inc.	289,533
Mizuho Securities USA, Inc.	23,000
Societe Generale	225,000
Wells Fargo Bank NA	17,000
$735,533
$66,416,000 due 2/01/16 at 0.35%
Citibank NA	20,127
J.P. Morgan Securities, Inc.	46,289
$66,416

Income Tax Information

At January 31, 2016 the cost for Federal Income Tax Purposes was $9,200,217,000.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2016